UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Municipal Bond Fund
Statement of Investments
January 31, 2005 (Unaudited)
			Principal
Long Term Municipal Investments--97.0%			Amount($)		Value($)

Alabama--2.3%

Jefferson County Limited Obligation School Warrant
5.25%, 1/1/2020			5,000,000		5,425,650

Jefferson County, Sewer Revenue
(Capital Improvement Warrants):
5.25%, 2/1/2023 (Insured; FGIC)
(Prerefunded 8/1/2012)			2,055,000	a	2,321,945
5.125%, 2/1/2039 (Insured; FGIC)
(Prerefunded 2/1/2009)			4,000,000	a	4,383,000

University of Alabama, HR
5.75%, 9/1/2020 (Insured; MBIA)			3,000,000		3,367,020

Arizona--1.2%

Arizona School Facilities Board, Revenue
(State School Improvement) 5.25%, 7/1/2020			2,500,000		2,787,000

Phoenix Civic Improvement Corp.,
Transit Excise Tax Revenue (Light Rail Project)
5%, 7/1/2020 (Insured; AMBAC)			5,000,000		5,448,350

Arkansas--.7%

Lake Hamilton, School District Number 005
(Capital Improvement) 5.50%, 4/1/2029
(Insured; AMBAC)			4,600,000		4,918,872

California--10.1%

California:
5.625%, 5/1/2018			5,550,000		6,188,194
5.625%, 5/1/2020			5,715,000		6,372,167

California Department of Water Resources,
Power Supply Revenue:
6%, 5/1/2015			6,000,000		6,986,880
5.375%, 5/1/2018 (Insured; AMBAC)			5,280,000		5,872,732

California Economic Recovery 5%, 7/1/2017			5,000,000		5,417,100

California Pollution Control Financing Authority, PCR
9.337%, 6/1/2014			6,355,000	b,c	8,728,528

California Public Works Board, LR
(Dept. of Corrections - Corcoran II)
5.50%, 1/1/2017 (Insured; AMBAC)			5,000,000		5,237,200

	Page	1

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
6%, 1/1/2034 (Prerefunded 1/1/2007)	5,000,000	a	5,346,300

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue (Asset Backed)
7.90%, 6/1/2042	1,500,000		1,678,830

Lincoln, Special Tax
(Community Facilities District Number 2003-1)
6%, 9/1/2034	3,500,000		3,617,530

Los Angeles Unified School District
5.25%, 7/1/2020 (Insured; FSA)	4,000,000		4,440,480

Port Oakland, Revenue
5.50%, 11/1/2020 (Insured; FGIC)	4,085,000		4,549,179

San Diego Unified School District, Election of 1998
5.50%, 7/1/2023 (Insured; MBIA)	3,205,000		3,810,937

Colorado--7.0%

Arapahoe County Capital Improvement Trust Fund,
Highway Revenue (E-470 Project):
Zero Coupon, 8/31/2005	2,530,000		2,500,171
Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005)	4,000,000	a	3,527,520
7%, 8/31/2026 (Prerefunded 8/31/2005)	11,000,000	a	11,639,100

Broomfield City and County, COP
(Open Space Park and Recreation Facilities)
5.50%, 12/1/2020 (Insured; AMBAC)	1,000,000		1,113,690

Colorado Educational and Cultural Facilities Authority,
LR (Community Colleges of Colorado)
5.50%, 12/1/2021 (Insured; AMBAC)	1,100,000		1,246,190

Colorado Housing Finance Authority,
7.15%, 10/1/2030 (Insured; FHA)	130,000		131,032

Denver City and County, Airport Revenue
6%, 11/15/2017 (Insured; AMBAC)	5,000,000		5,614,750

E-470 Public Highway Authority, Revenue
5.75%, 9/1/2035 (Insured; MBIA)	5,500,000		6,246,240

Lakewood, MFHR (Insured Mortgage Loan)
6.70%, 10/1/2036 (Insured; FHA)	5,000,000		5,144,300

Northwest Parkway Public Highway Authority, Revenue:
Zero Coupon, 6/15/2027 (Insured; AMBAC)	6,125,000		1,773,800
7.125%, 6/15/2041	6,750,000		7,378,223

Connecticut--4.1%

Connecticut:
9.106%, 6/15/2011	4,000,000	b,c	5,035,480
8.606%, 12/15/2015	3,700,000	b,c	4,959,813

Connecticut Health and Educational Facilities Authority,
Revenue:
(Saint Francis Hospital & Medical Center)
5.50%, 7/1/2017 (Insured; Radian)	4,040,000		4,499,590
(University of Hartford) 5.625%, 7/1/2026
(Insured; Radian)	4,345,000		4,757,645

Mashantucket Western Pequot Tribe,
Special Revenue
5.75%, 9/1/2027	8,000,000	c	8,267,440

District of Columbia--1.0%

Washington Convention Center Authority,
Dedicated Tax Revenue (Senior Lien)
5%, 10/1/2021 (Insured; AMBAC)	6,500,000		6,960,525

Florida--.9%

Highlands County Health Facilities Authority, Revenue
(Adventist/Sunbelt) 6%, 11/15/2031	2,500,000		2,718,125

Jacksonville Electric Authority, Revenue
5.50%, 10/1/2030	3,385,000		3,444,576

Georgia--1.9%

Atlanta and Fulton County Recreation Authority,
Revenue (Downtown Arena Public Improvement)
5.375%, 12/1/2026 (Insured; MBIA)	2,180,000		2,332,818

College Park Business and Industrial Development
Authority, Revenue (Civic Center)
5.75%, 9/1/2026 (Insured; AMBAC)	4,250,000		4,826,640

Georgia 5.25%, 7/1/2017	5,000,000		5,530,800

Illinois--2.7%

Carol Stream, First Mortgage Revenue
(Windsor Park Manor) 6.50%, 12/1/2007	1,115,000		1,187,475

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facility):
8.75%, 3/1/2010	107,000		107,188
8.25%, 8/1/2012	1,365,000		1,283,250

Illinois Educational Facilities Authority, Revenues

(University of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000	5,181,200

Illinois Health Facilities Authority, Revenue
(Residential Centers Inc.) 8.50%, 8/15/2016	4,660,000	4,665,219

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place Expansion)
5.50%, 6/15/2023 (Insured; MBIA)	5,000,000	5,580,400

Kansas--1.7%

Wichita, HR (Via Christi Health System, Inc.):
6.25%, 11/15/2019	2,000,000	2,263,160
6.25%, 11/15/2020	3,000,000	3,394,740

Wyandotte County Kansas City
Unified Government, Utility Systems Revenue
5.65%, 9/1/2022 (Insured; AMBAC)	5,000,000	5,936,950

Kentucky--2.1%

Mount Sterling, LR
(Kentucky League of Cities Funding)
6.10%, 3/1/2018	5,500,000	6,615,620

Pendleton County, Multi-County LR
(Kentucky Association of Counties
Leasing Trust Program)
6.40%, 3/1/2019	6,000,000	7,413,360

Louisiana--.1%

Saint James Parish, SWDR
(Freeport-McMoran Partnership)
7.70%, 10/1/2022	1,000,000	1,001,550

Maryland--.3%

Maryland Energy Financing Administration, SWDR
(Wheelabrator Water) 6.45%, 12/1/2016	2,100,000	2,206,974

Massachusetts--3.4%

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Harvard Pilgrim Health)
5%, 7/1/2014 (Insured; FSA)	4,500,000	4,724,235
(Harvard University) 5.75%, 1/15/2012	4,075,000	4,726,593

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility
(Metro Health Foundation, Inc.)

6.75%, 12/1/2027			7,900,000		7,736,233
Water Treatment (American Hingham)
6.95%, 12/1/2035			2,450,000		2,579,826

Route 3 North Transportation
Improvement Association, LR
5.75%, 6/15/2017 (Insured; MBIA)			3,000,000		3,372,360

Michigan--6.9%

Dearborn Economic Development Corp., HR
(Oakwood Obligation Group)
5.875%, 11/15/2025 (Insured; FGIC)			4,950,000		5,164,335

Michigan Building Authority, Revenue
(Residual Certificates) 8.890%, 10/15/2017			5,000,000	b,c	6,268,300

Michigan Hospital Finance Authority:
HR (Genesys Health Systems):
8.10%, 10/1/2013 (Prerefunded 10/1/2005)			2,000,000	a	2,118,000
8.125%, 10/1/2021 (Prerefunded 10/1/2005)			4,910,000	a	5,200,525
7.50%, 10/1/2027 (Prerefunded 10/1/2005)			8,000,000	a	8,283,920
Revenue 8.333%, 11/15/2007			3,225,000	b,c	3,668,567

Michigan Strategic Fund, SWDR
(Genesee Power Station)
7.50%, 1/1/2021			6,900,000		6,505,044

Pontiac Tax Increment Finance Authority,
Tax Increment Revenue
(Development Area Number 3)
6.25%, 6/1/2022			3,250,000		3,275,870

Romulus Economic Development Corp., EDR
(HIR Limited Partnership)
7%, 11/1/2015			5,000,000		6,312,300
(Insured; ITT Lyndon Property Co. Inc.)

Minnesota--.5%

Chaska, Electric Revenue 6%, 10/1/2025			2,000,000		2,237,980

Minnesota Housing Finance Agency,
Single Family Mortgage
5.95%, 1/1/2017			845,000		885,416

Missouri--1.3%

Missouri Development Finance Board,
Infrastructure Facilities Revenue (Branson)
5.375%, 12/1/2027			2,470,000		2,577,223

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue
(Saint Anthony's Medical Center)

	Page	5

6.125%, 12/1/2019			4,000,000		4,370,480

Missouri Housing Development Commission, SFMR
(Homeown Loan) 6.30%, 9/1/2025
(Collateralized; FNMA & GNMA)			230,000		242,783

Saint Louis Industrial Development Authority, Revenue
(Saint Louis Convention) 7.20%, 12/15/2028			1,935,000		1,645,969

New Jersey--5.3%

Hudson County, COP (Correctional Facility)
5%, 12/1/2021 (Insured; MBIA)			6,000,000		6,463,380

New Jersey Economic Development Authority, Revenue:
8.095%, 6/1/2015 (Insured; AMBAC)			2,495,000	b,c	3,095,547
8.095%, 6/15/2016 (Insured; AMBAC)			2,495,000	b,c	3,095,547
(School Facilities - Construction 2001):
5.25%, 6/15/2015 (Insured; AMBAC)
(Prerefunded 6/15/2011)			10,000	a	11,204
5.25%, 6/15/2016 (Insured; AMBAC)
(Prerefunded 6/15/2011)			10,000	a	11,204

New Jersey Turnpike Authority, Turnpike Revenue:
9.583%, 1/1/2011			6,350,000	b,c	8,345,170
5.50%, 1/1/2030 (Insured; MBIA)			6,000,000		6,526,200
5%, 1/1/2035 (Insured; AMBAC)			3,000,000		3,116,850

Rutgers University
5%, 5/1/2034 (Insured; FGIC)			5,000,000		5,246,950

New Mexico--1.7%

Farmington, PCR
(Public Service Co. - San Juan) 6.375%, 4/1/2022			1,430,000		1,550,706

Jicarilla Apache Nation, Revenue 5.50%, 9/1/2023			5,000,000		5,410,800

New Mexico Finance Authority,
State Transportation Revenue
5.25%, 6/15/2020 (Insured; MBIA)			4,000,000		4,471,960

New York--6.6%

New York City 5.50%, 3/15/2015			3,500,000		3,862,775

New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue
6%, 6/15/2033 (Prerefunded 6/15/2010)			3,085,000	a	3,576,533

New York State Dormitory Authority, Revenues:
(City University Systems) 5.50%, 7/1/2018			5,175,000		5,700,987
(New York University) 6%, 7/1/2017 (Insured; MBIA)			3,500,000		4,285,680
(Rochester Institute of Technology)
5.25%, 7/1/2024 (Insured; AMBAC)			3,345,000		3,636,651

	Page	6

(State University Educational Facilities)
7.50%, 5/15/2013	2,500,000	3,206,650

Sales Tax Asset Receivable Corp.
5.25%, 10/15/2019 (Insured; MBIA)	5,000,000	5,633,350

Tobacco Settlement Financing Corp.,
Revenue (Asset Backed)
5.25%, 6/1/2021 (Insured; AMBAC)	3,000,000	3,264,480

Triborough Bridge and Tunnel Authority,
General Purpose Revenues
5.50%, 1/1/2017 (Insured; MBIA)	10,000,000	11,681,600

North Carolina--2.0%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue:
7%, 1/1/2013	3,500,000	4,120,025
6.75%, 1/1/2026 (Insured; ACA)	5,000,000	5,602,800

North Carolina Medical Care Commission, Revenue
(Housing Foundation Inc.):
6.45%, 8/15/2020 (Insured; ACA)	1,000,000	1,113,400
6.625%, 8/15/2030 (Insured; ACA)	2,565,000	2,817,858

Ohio--5.5%

Cincinnati, Water Systems Revenue:
5%, 12/1/2020	2,420,000	2,627,345
5%, 12/1/2021	3,825,000	4,055,609

Cleveland-Cuyahoga County Port Authority, Revenue
(Special Assessment/Tax Increment) 7.35%, 12/1/2031	3,000,000	3,184,470

Cuyahoga County:
Hospital Facilities Revenue
(UHHS/CSAHS Cuyahoga Inc. &
CSAHS/UHHS Canton Inc.)
7.50%, 1/1/2030	7,000,000	7,927,990
HR (Metrohealth Systems) 6.15%, 2/15/2029	3,115,000	3,273,024

Hamilton County, Sales Tax
Zero Coupon, 12/1/2025 (Insured; AMBAC)	14,865,000	5,642,605

Mahoning County, Hospital Facilities Revenue
(Forum Health Obligation Group) 6%, 11/15/2032	2,500,000	2,685,825

Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric)
6.10%, 8/1/2020 (Insured; ACA)	7,300,000	7,705,296

Oklahoma--2.1%

Holdenville Industrial Authority,
Correctional Facility Revenue:
6.60%, 7/1/2010 (Prerefunded 7/1/2006)	2,045,000	a	2,205,062
6.70%, 7/1/2015 (Prerefunded 7/1/2006)	4,625,000	a	4,993,428

McGee Creek Authority, Water Revenue
6%, 1/1/2013 (Insured; MBIA)	6,025,000		6,913,507

Oregon--.6%

Portland, Sewer Systems Revenue
5.75%, 8/1/2019 (Insured; FGIC)	3,500,000		3,947,790

Pennsylvania--4.5%

Allegheny County Sanitation Authority,
Sewer Revenue 5.375%, 12/1/2024 (Insured; MBIA)	13,700,000		14,880,803

Butler County Industrial Development Authority,
Health Care Facilities Revenue
(Saint John Care Center)
5.85%, 4/20/2036 (Collateralized; GNMA)	4,210,000		4,531,223

Montgomery County Higher Education and
Health Authority, Revenue
(First Mortgage - AHF/Montgomery, Inc.)
10.50%, 9/1/2020	3,145,000		3,150,598

Montgomery County Industrial Development Authority,
Mortgage Revenue (Whitemarsh Continuing Care)
6.125%, 2/1/2028	2,500,000		2,519,125

Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue (Reliant Energy):
Series A, 6.75%, 12/1/2036	3,000,000		3,164,910
Series B, 6.75%, 12/1/2036	2,000,000		2,109,940

Rhode Island--1.0%

Providence, Special Tax Increment Obligation
6.65%, 6/1/2016	4,000,000		4,158,800

Rhode Island Health and Educational Building Corp.,
Revenue (Higher Education Facility)
5.50%, 9/15/2024 (Insured; AMBAC)	2,000,000		2,257,160

Rhode Island Housing and Mortgage Finance Corp.
(Homeownership Opportunity)
7.55%, 10/1/2022	355,000		355,373

South Carolina--2.8%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner Tomorrow)

5.50%, 12/1/2028	12,900,000	13,904,781

Greenville Hospital System,
Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	4,385,000	4,908,788

Tennessee--1.6%

Memphis Center Revenue Finance Corp.,
Sports Facility Revenue (Memphis Redbirds)
6.50%, 9/1/2028	8,000,000	8,103,920

Shelby County Health Educational and Housing
Facilities Board, MFHR (Cameron)
7.25%, 7/1/2023	2,755,000	2,369,906

Texas--4.5%

Alliance Airport Authority,
Special Facilities Revenue
(Federal Express Corp.) 6.375%, 4/1/2021	5,040,000	5,270,782

Austin Convention Enterprises Inc.,
Hotel Revenue (Convention Center):
6.70%, 1/1/2028	5,000,000	5,364,350
5.75%, 1/1/2032	3,105,000	3,225,288

Dallas-Fort Worth International Airport, Revenue:
5.50%, 11/1/2021 (Insured; FSA)	3,000,000	3,295,590
Facility Improvement Corp.,
(American Airlines Inc.) 8.25%, 11/1/2036	3,000,000	2,442,330

Sabine River Authority, PCR
(TXU Energy Company LLC) 6.15%, 8/1/2022	2,995,000	3,340,264

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.75%, 8/15/2038 (Insured; AMBAC)	3,500,000	4,005,575

Wichita Falls, Water and Sewer Revenue
5.375%, 8/1/2024 (Insured; AMBAC)	3,000,000	3,329,640

Utah--1.3%

Carbon County, SWDR
(Sunnyside Cogeneration-A)
7.10%, 8/15/2023	8,649,000	8,562,596

Virginia--.8%

Isle Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp.) 6.55%, 4/1/2024	3,000,000	3,068,790

West Point Industrial Development Authority,

SWDR (Chesapeake Corp.)
6.375%, 3/1/2019	2,000,000		2,020,340
Washington--2.0%
Washington Public Power Supply System, Revenue
(Nuclear Project Number 3)
7.125%, 7/1/2016 (Insured; MBIA)	10,425,000		13,554,689
West Virginia--1.4%
Upshur County, SWDR (TJ International)
7%, 7/15/2025	3,500,000		3,630,690
West Virginia, State Road
5.75%, 6/1/2025 (Insured; MBIA)	2,500,000		2,806,425
West Virginia Hospital Finance Authority, HR
(Charleston Area Medical Center)
6%, 9/1/2012 (Prerefunded 9/1/2010)	2,440,000	a	2,799,729
Wisconsin--2.9%
Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue 7%, 6/1/2028	13,000,000		13,491,660
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care) 6.40%, 4/15/2033	5,500,000		6,089,380
Wyoming--.4%
Wyoming Student Loan Corp., Student Loan Revenue
6.25%, 6/1/2029	2,500,000		2,694,075
U.S. Related--1.8%
Commonwealth of Puerto Rico:
5.65%, 7/1/2015 (Insured; MBIA)	4,000,000		4,698,920
Public Improvement 5.25%, 7/1/2013
(Insured; MBIA)	6,000,000		6,855,900
Puerto Rico Public Finance Corp.
6%, 8/1/2026 (Insured; AGC)	580,000		725,441
Total Long-Term Municipal Investments (cost $606,648,087)			653,977,446
Short-Term Municipal Investments--1.3%
Tennessee--1.3%
Sevier County Public Building Authority,
VRDN (Local Government Public Improvement) 1.91%	9,000,000	d	9,000,000
Texas--.01%

Harris County Health Facilities Development Corp., Revenue
VRDN (Saint Lukes Episcopal Hospital)
1.90% (LOC; Bank of America)	100,000 d	100,000
Total Short-Term Municipal Investments (cost $9,100,000)		9,100,000
Total Investments (cost $615,748,087)	98.3%	663,077,446
Cash and Receivables (Net)	1.7%	11,443,011
Net Assets	100.0%	674,520,457
Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security - the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Trustees. At January 31, 2005, these securities amounted to $51,464,392 or 7.6% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.
e	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)